Financial Instruments - Exposure to Currency Risk (Detail) - Currency risk [member] - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	₩ 5,237,890	₩ 4,331,058
Liabilities	7,879,302	6,768,169
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	622,749	459,423
Liabilities	2,620,254	939,160
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	156,007	110,569
Liabilities	545,622	644,675
Others [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	849,744	714,324
Liabilities	₩ 467,053	₩ 461,162